UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                -----------

This Amendment (Check only one.):    |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Barrington Wilshire, LLC
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Address:   2001 Wilshire Blvd., Suite 401
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           Santa Monica, California 90403
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Form 13F File Number: 28 - 14005
                           --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Russell B. Faucett
          -----------------------------------------------
Title:    Manager
          -----------------------------------------------
Phone:    (310) 264-4844
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Signature, Place, and Date of Signing:


   /s/ Russell B. Faucett       Santa Monica, California      January 20, 2010
----------------------------  ----------------------------  --------------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                           ---------------

Form 13F Information Table Entry Total:          10
                                           ---------------

Form 13F Information Table Value Total:        156,832
                                           ---------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                       2
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
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                           FORM 13F INFORMATION TABLE
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Column 1             Column 2      Column 3    Column 4     Column 5                         Column 6          Column 7
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NAME OF ISSUER       TITLE OF      CUSIP       VALUE        SHRS OR     SH/     PUT/   INVESTMENT     Voting Authority
                     CLASS                     (x $1000)    PRN AMT     PRN     CALL   DISCRETION     ------------------------------
                                                                                                      SOLE       SHARED     NONE
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
PROMOTORA DE         ADR CL B
INFORMACIONES S      CONV          74343G303   1,908        200,000     SH             Sole           200,000
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ROVI CORP            COM           779376102   5,456        88,000      SH             Sole           88,000
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SPDR S&P MIDCAP 400  UTSER1
ETF TR               S&PDCRP       78467Y107   60,602       368,000     SH             Sole           368,000
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SEACUBE CONTAINER
LEASING              SHS           G79978105   703          50,000      SH             Sole           50,000
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SEADRILL             SHS           G7945E105   678          20,000      SH             Sole           20,000
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SMART MODULAR
TECHNOLOGIES I       ORD SHS       G82245104   6,163        1,070,000   SH             Sole           1,070,000
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SPDR S&P 500 ETF TR  TR UNIT       78462F103   15,970       127,000     SH             Sole           127,000
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STARWOOD PROPERTY
TRUST                COM           85571B105   3,973        185,000     SH             Sole           185,000
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TEEKAY TANKERS       CL A          Y8565N102   740          60,000      SH             Sole           60,000
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ISHARES TR           RUSSELL 2000  464287655   60,636       775,000     SH             Sole           775,000
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